Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserve [Member]	Other Reserves [Member]	Accumulated Deficit [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period (Restatement [Member]) at Dec. 31, 2017	$ 1,884,967	$ 1,748,372	$ 10,022	$ 1,981,881	$ 181,348	$ 82,294	$ (489,026)	$ (18,147)	$ 136,595
Profit for the year after taxes	55,269	41,596	0	0	0	0	41,596	0	13,673
Change in fair value of cash flow hedges	27,299	21,238	0	0	0	21,474	(236)	0	6,061
Currency translation differences	(57,628)	(50,168)	0	0	0	0	0	(50,168)	(7,460)
Tax effect	(10,685)	(10,365)	0	0	0	(8,757)	(1,608)	0	(320)
Other comprehensive income/(loss)	(41,014)	(39,295)	0	0	0	12,717	(1,844)	(50,168)	(1,719)
Total comprehensive income for the year	14,255	2,301	0	0	0	12,717	39,752	(50,168)	11,954
Distributions (Note 13)	(143,110)	(133,289)	0	0	(133,289)	0	0	0	(9,821)
Balance, end of period at Dec. 31, 2018	1,756,112	1,617,384	10,022	1,981,881	48,059	95,011	(449,274)	(68,315)	138,728
Profit for the year after taxes	74,608	62,135	0	0	0	0	62,135	0	12,473
Change in fair value of cash flow hedges	(25,948)	(26,265)	0	0	0	(27,947)	1,682	0	317
Currency translation differences	(22,284)	(22,509)	0	0	0	0	0	(22,509)	225
Tax effect	6,147	6,733	0	0	0	6,733	0	0	(586)
Other comprehensive income/(loss)	(42,085)	(42,041)	0	0	0	(21,214)	1,682	(22,509)	(44)
Total comprehensive income for the year	32,523	20,094	0	0	0	(21,214)	63,817	(22,509)	12,429
Capital increase (Note 13)	30,000	30,000	138	29,862	0	0	0	0	0
Business combinations (Note 5)	92,303								92,303
Reduction of share premium (Note 13)	0	0	0	(1,000,000)	1,000,000	0	0	0	0
Distributions (Note 13)	(196,082)	(159,002)	0	0	(159,002)	0	0	0	(37,080)
Balance, end of period at Dec. 31, 2019	1,714,856	1,508,476	10,160	1,011,743	889,057	73,797	(385,457)	(90,824)	206,380
Profit for the year after taxes	16,874	11,968	0	0	0	0	11,968	0	4,906
Change in fair value of cash flow hedges	32,109	31,353	0	0	0	31,353	0	0	756
Currency translation differences	(9,947)	(9,101)	0	0	0	0	0	(9,101)	(846)
Tax effect	(8,698)	(8,509)	0	0	0	(8,509)	0	0	(189)
Other comprehensive income/(loss)	13,464	13,743	0	0	0	22,844	0	(9,101)	(279)
Total comprehensive income for the year	30,338	25,711	0	0	0	22,844	11,968	(9,101)	4,627
Capital increase (Note 13)	161,854	161,854	507	0	161,347	0	0	0	0
Business combinations (Note 5)	25,308	0	0	0	0	0	0	0	25,308
Reduction of share premium (Note 13)	(1,000,000)
Distributions (Note 13)	(191,475)	(168,659)	0	0	(168,659)	0	0	0	(22,816)
Balance, end of period at Dec. 31, 2020	$ 1,740,881	$ 1,527,382	$ 10,667	$ 1,011,743	$ 881,745	$ 96,641	$ (373,489)	$ (99,925)	$ 213,499